PGIM Income Builder Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares		Value
Long-Term Investments 99.0%
Affiliated Exchange-Traded Funds 20.5%
PGIM Active Aggregate Bond ETF		522,500	$22,155,306
PGIM Active High Yield Bond ETF		756,600	26,331,572

Total Affiliated Exchange-Traded Funds (cost $54,781,139)(wa)			48,486,878
Affiliated Mutual Funds — 60.0%
Domestic Equity — 21.5%
PGIM Jennison MLP Fund (Class R6)		3,278,129	24,094,251
PGIM Real Estate Income Fund (Class R6)		4,114,453	26,949,668
			51,043,919
Fixed Income — 24.8%
PGIM Core Conservative Bond Fund (Class R6)		2,658,334	23,021,172
PGIM Emerging Markets Debt Hard Currency (Class R6)		5,207,418	35,722,886
			58,744,058
International Equity — 13.7%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		135,520	1,452,779
PGIM Quant Solutions International Equity Fund (Class R6)		4,429,708	30,919,363
			32,372,142

Total Affiliated Mutual Funds (cost $140,226,962)(wa)			142,160,119
Common Stocks 14.7%
Aerospace & Defense 0.5%
RTX Corp.		2,567	233,905
Safran SA (France)		5,689	1,062,186
			1,296,091
Automobile Components 0.2%
Aptiv PLC*		4,907	399,086
Banks 1.0%
Citigroup, Inc.		13,929	782,392
JPMorgan Chase & Co.		3,991	695,871
Truist Financial Corp.		23,132	857,272
			2,335,535
Beverages 0.1%
Coca-Cola Co. (The)		3,864	229,869

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology 1.2%
AbbVie, Inc.		9,269	$1,523,823
Amgen, Inc.		4,407	1,384,944
			2,908,767
Chemicals 0.3%
PPG Industries, Inc.		5,715	806,044
Commercial Services & Supplies 0.3%
Waste Management, Inc.		3,228	599,214
Communications Equipment 0.3%
Cisco Systems, Inc.		12,558	630,160
Consumer Finance 0.2%
American Express Co.		2,165	434,602
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.		5,652	933,993
Diversified Telecommunication Services 0.6%
AT&T, Inc.		43,637	771,939
BCE, Inc. (Canada)		15,992	645,277
			1,417,216
Electric Utilities 0.1%
FirstEnergy Corp.		4,111	150,792
Xcel Energy, Inc.		1,884	112,795
			263,587
Entertainment 0.4%
Electronic Arts, Inc.		6,241	858,637
Financial Services 0.3%
Visa, Inc. (Class A Stock)		2,999	819,507
Food Products 0.2%
Kraft Heinz Co. (The)		13,292	493,532

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Ground Transportation 0.3%
Canadian National Railway Co. (Canada)		3,167	$392,835
Union Pacific Corp.		1,617	394,435
			787,270
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp.*		17,286	1,093,512
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.		2,714	794,442
Household Products 0.2%
Procter & Gamble Co. (The)		2,435	382,636
Independent Power & Renewable Electricity Producers 0.6%
RWE AG (Germany)		9,634	355,742
Vistra Corp.		24,000	984,720
			1,340,462
Industrial REITs 0.4%
Prologis, Inc.		7,926	1,004,145
Insurance 0.4%
MetLife, Inc.		13,234	917,381
IT Services 0.4%
International Business Machines Corp.		4,721	867,059
Life Sciences Tools & Services 0.1%
Danaher Corp.		1,431	343,311
Machinery 0.5%
Caterpillar, Inc.		1,281	384,697
Parker-Hannifin Corp.		1,578	732,981
			1,117,678
Metals & Mining 0.2%
Arch Resources, Inc.		2,917	516,192
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.		15,771	320,624

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.6%
Phillips 66		8,208	$1,184,497
Shell PLC (Netherlands), ADR		5,496	345,753
			1,530,250
Pharmaceuticals 0.9%
AstraZeneca PLC (United Kingdom), ADR		18,121	1,207,583
Eli Lilly & Co.		1,555	1,003,924
			2,211,507
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.		5,790	951,297
Broadcom, Inc.		1,227	1,447,860
Intel Corp.		18,562	799,651
Lam Research Corp.		1,388	1,145,336
			4,344,144
Software 0.3%
Microsoft Corp.		1,528	607,502
Specialized REITs 0.2%
Digital Realty Trust, Inc.		2,585	363,089
Specialty Retail 0.4%
O’Reilly Automotive, Inc.*		890	910,515
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.		5,761	1,062,328

Total Common Stocks (cost $26,619,323)			34,939,887
Preferred Stock 0.2%
Electric Utilities
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25 (cost $775,661)		15,911	592,048
Unaffiliated Exchange-Traded Funds 3.6%
Invesco Preferred ETF(a)		313,588	3,719,154
iShares 0-5 Year High Yield Corporate Bond ETF		57,000	2,417,940

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares		Value
Unaffiliated Exchange-Traded Funds (Continued)
SPDR Bloomberg Convertible Securities ETF		34,500	$2,454,330

Total Unaffiliated Exchange-Traded Funds (cost $8,580,490)			8,591,424

Total Long-Term Investments (cost $230,983,575)			234,770,356

Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund		1,852,933	1,852,933
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $2,527,564; includes $2,514,912 of cash collateral for securities on loan)(b)		2,528,757	2,527,998

Total Short-Term Investments (cost $4,380,497)(wa)			4,380,931

TOTAL INVESTMENTS 100.9% (cost $235,364,072)			239,151,287
Liabilities in excess of other assets (0.9)%			(2,058,598)

Net Assets 100.0%			$237,092,689

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,463,322; cash collateral of $2,514,912 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).